Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Geographic Components of Income	Geographic Components of Income before Income Taxes

	Year Ended December 31,
U.S.$ millions	2025	2024
Canada	115	83
U.S.	382	335
Income before Income Taxes	497	418

Schedule of Provision for Income Taxes
Provision for Income Taxes

	Year Ended December 31,
U.S.$ millions	2025	2024
Canada
Federal	17	15
Provincial	11	11
Foreign	36	76
Income Tax Expense	64	102

Current income taxes	(16)	43
Deferred income taxes	80	59
	64	102

Schedule of Reconciliation of Income Tax Expense
Reconciliation of Income Tax Expense

	Year Ended December 31,
	2025		2024
U.S.$ millions, unless otherwise noted	Amount	Percentage	Amount	Percentage
Income (loss) before Income Taxes	497		418
Canadian federal statutory income tax rate	15%		15%
Expected income tax expense (recovery)	75	15.0%	63	15.0%
Canadian provincial taxes[1]	11	2.2%	8	2.0%
Demerger rate adjustment	—	—%	1	0.3%
Other	—	—%	3	0.6%
Foreign reconciling items
Statutory tax rate difference between US and Canada	23	4.6%	20	4.8%
State and local income taxes, net of federal income tax effect	5	1.0%	5	1.1%
State tax rate increase reduction	(9)	(1.8%)	—	—%
Settlement adjustments	(29)	(5.8%)	—	—%
Demerger debt settlement	(21)	(4.2%)	—	—%
US minimum tax	8	1.6%	—	—%
Other	1	0.2%	2	0.5%
Actual Income Tax Expense	64	12.8%	102	24.3%
1.Alberta, Saskatchewan, and Manitoba provincial tax comprises the majority of Canada provincial taxes in 2025 and 2024.

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet
Deferred Income Tax Assets and Liabilities

	As at December 31,
U.S.$ millions	2025	2024
Deferred Income Tax Assets
Tax loss and credit carryforward	60	42
Disallowed interest carryforward	73	60
Regulatory and other deferrals	8	0
Foreign currency translation - net investment hedge	—	9
Other	29	27
	170	138
Less: valuation allowance	4	40
	166	98
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	1,257	1,107
Equity investments	79	75
Other	3	2
	1,339	1,184
Net Deferred Income Tax Liabilities	1,173	1,086
The above deferred tax amounts have been classified on the consolidated balance sheets as follows:

	As at December 31,
U.S.$ millions	2025	2024
Deferred income tax assets	23	16
Deferred income tax liabilities	1,196	1,102
Net Deferred Income Tax Liabilities	1,173	1,086

Schedule of Cash Flow, Supplemental Disclosures
Income Tax Payments

	Year Ended December 31,
U.S.$ millions	2025	2024
Cash paid for income taxes, net of refunds
Jurisdiction
Canada:
Federal	7	1
Provincial:
Alberta	3	—
Manitoba	2	—
Saskatchewan	2	—
Foreign:
United States - federal	23	46
Other	1	2
Total	38	49